UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-09117
Morgan Stanley Real Estate Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Arthur Lev
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: November 30, 2011
Date of reporting period: August 31, 2011
Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Real Estate Fund
Portfolio of Investments ■ August 31, 2011 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (98.8%)
	Apartments (18.6%)
230	American Campus Communities, Inc. REIT	$8,972
21,542	Apartment Investment & Management Co. Class A REIT	572,371
11,082	AvalonBay Communities, Inc. REIT	1,511,363
4,650	BRE Properties, Inc. REIT	233,709
7,019	Camden Property Trust REIT	469,010
65,663	Equity Residential REIT	4,017,262

		6,812,687

	Commercial Financing (1.2%)
7,030	CreXus Investment Corp. REIT	65,730
19,640	Starwood Property Trust, Inc. REIT	363,340

		429,070

	Diversified (9.7%)
4,430	Coresite Realty Corp. REIT	71,323
51,364	Cousins Properties, Inc. REIT	370,848
1,220	Digital Realty Trust, Inc. REIT	72,895
62,745	Forest City Enterprises, Inc. Class A (a)	833,881
24,016	Vornado Realty Trust REIT	2,063,214
13,290	Winthrop Realty Trust REIT	135,824

		3,547,985

	Health Care (10.7%)
26,916	Assisted Living Concepts, Inc. Class A	361,482
3,350	Capital Senior Living Corp. (a)	24,053
42,226	HCP, Inc. REIT	1,574,185
11,800	Health Care, Inc. REIT	601,328
33,485	Healthcare Realty Trust, Inc. REIT	585,653
31,860	Senior Housing Properties Trust REIT	757,949

		3,904,650

	Industrial (2.3%)
21,740	DCT Industrial Trust, Inc. REIT	98,047
25,377	ProLogis, Inc. REIT	691,016
6,220	STAG Industrial, Inc. REIT	66,927

		855,990

	Lodging/Resorts (11.3%)
19,010	Ashford Hospitality Trust, Inc. REIT	153,981
173,702	Host Hotels & Resorts, Inc. REIT	2,054,895
4,115	Hyatt Hotels Corp. Class A (a)	146,124
39,406	Starwood Hotels & Resorts Worldwide, Inc.	1,755,931

		4,110,931

	Manufactured Homes (2.2%)
11,841	Equity Lifestyle Properties, Inc. REIT	816,082

	Mixed Industrial/Office (1.0%)
6,653	PS Business Parks, Inc. REIT	363,720

	Office (10.6%)
4,475	BioMed Realty Trust, Inc. REIT	81,848
18,132	Boston Properties, Inc. REIT	1,890,986
43,513	Brookfield Office Properties, Inc.	730,148
6,515	CommonWealth REIT	133,948
9,010	Douglas Emmett, Inc. REIT	162,541
16,060	Hudson Pacific Properties, Inc.	223,716
20,745	Mack-Cali Realty Corp. REIT	646,207

		3,869,394

	Regional Malls (18.3%)
114,790	General Growth Properties, Inc. REIT	1,565,736

Morgan Stanley Real Estate Fund
Portfolio of Investments ■ August 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

43,435	Simon Property Group, Inc. REIT	$5,103,612

		6,669,348

	Self Storage (4.6%)
11,984	Public Storage REIT	1,482,780
5,087	Sovran Self Storage, Inc. REIT	206,736

		1,689,516

	Shopping Centers (8.0%)
18,435	Acadia Realty Trust REIT	388,610
5,881	Federal Realty Investment Trust REIT	532,524
7,740	Kite Realty Group Trust REIT	33,205
40,816	Regency Centers Corp. REIT	1,684,068
25,448	Retail Opportunity Investments Corp.	284,763

		2,923,170

	Timber (0.3%)
2,400	Plum Creek Timber Co., Inc. REIT	91,128

	Total Common Stocks (Cost $23,005,229)	36,083,671

NUMBER OF
SHARES (000)
	Short-Term Investment (0.3%)
	Investment Company
105	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $105,410)(b)		105,410

	Total Investments (Cost $23,110,639) (c)	99.1%	36,189,081
	Other Assets in Excess of Liabilities	0.9	342,390

	Net Assets	100.0%	$36,531,471

REIT	Real Estate Investment Trust.

(a)	Non-income producing security.

(b)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.

(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Real Estate Fund
Notes to Portfolio of Investments ■ August 31, 2011 (unaudited)
Valuation of Investments - (1) An equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other domestic exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other domestic securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.
The Fund invests a substantial portion of its assets in securities of real estate investment trusts (“REIT”). The market’s perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.
Fair Valuation Measurements
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of August 31, 2011 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT AUGUST 31, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKETS	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
Common Stocks
Apartments	$6,812,687	$6,812,687	—	—
Commercial Financing	429,070	429,070	—	—
Diversified	3,547,985	3,547,985	—	—
Health Care	3,904,650	3,904,650	—	—
Industrial	855,990	855,990	—	—
Lodging/Resorts	4,110,931	4,110,931	—	—
Manufactured Homes	816,082	816,082	—	—
Mixed Industrial/Office	363,720	363,720	—	—
Office	3,869,394	3,869,394	—	—
Regional Malls	6,669,348	6,669,348	—	—
Self Storage	1,689,516	1,689,516	—	—
Shopping Centers	2,923,170	2,923,170	—	—
Timber	91,128	91,128	—	—

Total Common Stocks	36,083,671	36,083,671	—	—

Short-Term Investment - Investment Company	105,410	105,410	—	—

Total Assets	$36,189,081	$36,189,081	—	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of August 31, 2011, the Fund did not have any investments transfer between investment levels.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Real Estate Fund
/s/ Arthur Lev

Arthur Lev
Principal Executive Officer
October 20, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Arthur Lev

Arthur Lev
Principal Executive Officer
October 20, 2011
/s/ Francis Smith

Francis Smith
Principal Financial Officer
October 20, 2011